Cash and Cash Equivalents: (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 47,588,968	$ 39,649,888
Cash held in trust	0	88,500,000
Short term investments	100,057,385	9,522,830
Total	$ 147,646,353	$ 137,672,718